Related Party Transactions - Schedule of Balances with Related Parties (Details) - EUR (€) € in Thousands	Jun. 30, 2024	Dec. 31, 2023
Disclosure of transactions between related parties [line items]
Non-current assets	€ 1,552,647	€ 1,479,375
Total current assets	1,228,652	1,287,636
Non-current liabilities	995,565	853,992
Current liabilities	871,529	1,012,123
Zegna Group
Disclosure of transactions between related parties [line items]
Non-current assets	1,552,647	1,479,375
Total current assets	1,228,652	1,287,636
Non-current liabilities	995,565	853,992
Current liabilities	871,529	1,012,123
Related parties
Disclosure of transactions between related parties [line items]
Non-current assets	76,681	80,775
Total current assets	35,652	44,128
Non-current liabilities	66,550	90,565
Current liabilities	42,191	24,646
Associates
Disclosure of transactions between related parties [line items]
Non-current assets	0	0
Total current assets	460	601
Non-current liabilities	0	0
Current liabilities	1,934	929
Associates | Filati Biagioli Modesto S.p.A.
Disclosure of transactions between related parties [line items]
Non-current assets	0	0
Total current assets	437	598
Non-current liabilities	0	0
Current liabilities	1,794	927
Associates | Norda Run Inc.
Disclosure of transactions between related parties [line items]
Non-current assets		0
Total current assets	0	0
Non-current liabilities	0	0
Current liabilities	4	2
Associates | Luigi Fedeli e Figlio S.r.l.
Disclosure of transactions between related parties [line items]
Non-current assets	0	0
Total current assets	23	3
Non-current liabilities	0	0
Current liabilities	136	0
Companies controlled by Monterubello or its shareholders, the Company's directors or Senior Management Team | Agnona S.r.l.
Disclosure of transactions between related parties [line items]
Non-current assets	0	0
Total current assets	17	55
Non-current liabilities	0	0
Current liabilities	14	56
Companies controlled by Monterubello or its shareholders, the Company's directors or Senior Management Team | Schneider Group
Disclosure of transactions between related parties [line items]
Non-current assets	0	0
Total current assets	0	0
Non-current liabilities	0	0
Current liabilities	4,010	4,176
Companies controlled by Monterubello or its shareholders, the Company's directors or Senior Management Team | EZ Real Estate S.r.l
Disclosure of transactions between related parties [line items]
Non-current assets	40,098	43,215
Total current assets	18	82
Non-current liabilities	34,413	37,320
Current liabilities	8,525	8,503
Companies controlled by Monterubello or its shareholders, the Company's directors or Senior Management Team | Alan Real Estate S.A
Disclosure of transactions between related parties [line items]
Non-current assets	36,375	37,154
Total current assets	0	0
Non-current liabilities	32,137	33,245
Current liabilities	5,024	5,291
Companies controlled by Monterubello or its shareholders, the Company's directors or Senior Management Team | Other companies controlled by Monterubello or its shareholders, the Company's directors or Senior Management Team
Disclosure of transactions between related parties [line items]
Non-current assets	208	406
Total current assets	268	188
Non-current liabilities	0	0
Current liabilities	1,724	2,144
UBS Group AG
Disclosure of transactions between related parties [line items]
Non-current assets	0	0
Total current assets	34,889	43,202
Non-current liabilities	0	20,000
Current liabilities	20,530	3,017
Other
Disclosure of transactions between related parties [line items]
Non-current assets	0	0
Total current assets	0	0
Non-current liabilities	0	0
Current liabilities	€ 430	€ 530